Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Volshares Large Cap ETF (VSL)
(the “Fund”)

July 2, 2021

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated May 31, 2021

Effective immediately, the Adviser’s name has changed from “Whitford Asset Management, LLC” to “Revolution Capital Advisors, LLC”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the Adviser’s previous name are replaced with the new name.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.